Fair Value - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Credit spreads on Moody's rating	40 to 70 basis points
Liquidity risk adjustments ranged	20 to 55 basis points
Liquidity risk adjustments ranged, securities of 15 largest banks	20 to 40 basis points
Investment in three largest banks	$ 18,300,000
Investment in three largest banks percentage	49.20%
Investment in Floating rate trust preferred securities	37,200,000
Write-downs on REO properties	$ 24,000	$ 370,000